Goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Movement Of Goodwill
Changes in the carrying amount of goodwill for the six months ended June 30, 2023 is summarized as follows (in thousands):

Balance as of December 31, 2022	$309,894
Effect of currency translation remeasurement	14,655

Balance as of June 30, 2023	$324,549